Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment

18.	Property, Plant and Equipment
18.1	Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2021	Cost	depreciation	12.31.2020
In service
Reservoirs, dams and aqueducts	8,161,702	(4,776,639)	3,385,063	8,081,989	(4,600,598)	3,481,391
Machinery and equipment	8,409,689	(2,840,114)	5,569,575	7,644,171	(2,619,939)	5,024,232
Buildings	1,993,695	(1,125,862)	867,833	1,968,591	(1,096,016)	872,575
Land	508,164	(49,046)	459,118	490,177	(38,269)	451,908
Vehicles and aircraft	33,871	(32,756)	1,115	44,617	(42,725)	1,892
Furniture and fixtures	16,400	(10,966)	5,434	22,314	(15,498)	6,816
(-) Impairment (18.4)	(710,509)	-	(710,509)	(925,521)	-	(925,521)
(-) Impairment Copel TEL	-	-	-	(27,928)	-	(27,928)
(-) Special Obligations	(792)	290	(502)	(332)	81	(251)
	18,412,220	(8,835,093)	9,577,127	17,298,078	(8,412,964)	8,885,114

In progress
Cost	752,846	-	752,846	734,507	-	734,507
(-) Impairment (18.4)	(187,382)	-	(187,382)	(120,308)	-	(120,308)
(-) Impairment Copel TEL	-	-	-	(3,853)	-	(3,853)
	565,464	-	565,464	610,346	-	610,346
	18,977,684	(8,835,093)	10,142,591	17,908,424	(8,412,964)	9,495,460

18.2	Changes in property, plant and equipment

	Balance as of January 1, 2021	Additions / Impairment	Depreciation	Loss on disposal	Transfers	Effects of acquisition of Vilas Complex (Note 1.2)	Copel Telecom Disposal (Note 41)	Balance as of December 31, 2021
In service
Reservoirs, dams and aqueducts	3,481,391	-	(174,810)	2,147	76,335	-	-	3,385,063
Machinery and equipment	5,647,220	-	(375,430)	(26,345)	174,615	754,557	(605,042)	5,569,575
Buildings	872,575	-	(38,629)	(506)	35,060	-	(667)	867,833
Land	451,908	-	(10,777)	(763)	18,848	-	(98)	459,118
Vehicles and aircraft	1,892	-	(835)	(68)	134	-	(8)	1,115
Furniture and fixtures	6,816	-	(1,079)	(46)	1,562	-	(1,819)	5,434
(-) Impairment (18.4)	(925,521)	215,012	-	-	-	-	-	(710,509)
(-) Impairment Copel TEL	(27,928)	1,989	-	-	-	-	25,939	-
(-) Special Obligations	(251)	-	89	-	(340)	-	-	(502)
(-) Reclassification (a)	(622,988)	-	-	-	41,293	-	581,695	-
	8,885,114	217,001	(601,471)	(25,581)	347,507	754,557	-	9,577,127
In progress
Cost	795,816	406,173	-	(42,655)	(335,975)	-	(70,513)	752,846
(-) Impairment (18.4)	(120,308)	(67,074)	-	-	-	-	-	(187,382)
(-) Impairment Copel TEL	(3,853)	3,103	-	-	-	-	750	-
(-) Reclassification (a)	(61,309)	-	-	-	(8,454)	-	69,763	-
	610,346	342,202	-	(42,655)	(344,429)	-	-	565,464
	9,495,460	559,203	(601,471)	(68,236)	3,078	754,557	-	10,142,591
(a) Reclassification to Assets classified as held for sale (Note 41).

	Balance as of	Additions / Impairment		Loss on		Balance as of
	January 1, 2020		Depreciation	disposal	Transfers	December 31, 2020
In service
Reservoirs, dams and aqueducts	3,676,692	-	(195,062)	-	(239)	3,481,391
Machinery and equipment	6,003,890	-	(431,088)	(86,550)	160,968	5,647,220
Buildings	908,024	-	(42,593)	(83)	7,227	872,575
Land	462,420	-	(10,617)	(2)	107	451,908
Vehicles and aircraft	3,084	-	(1,171)	(123)	102	1,892
Furniture and tools	7,949	-	(1,559)	(238)	664	6,816
(-) Impairment (18.5)	(961,177)	35,656	-	-	-	(925,521)
(-) Impairment Copel TEL	(81,322)	53,394	-	-	-	(27,928)
(-) Special Obligations	(43)	-	46	-	(254)	(251)
(-) Reclassification (a)	-	-	-	-	(622,988)	(622,988)
	10,019,517	89,050	(682,044)	(86,996)	(454,413)	8,885,114
In progress
Cost	700,172	273,823	-	(8,126)	(170,053)	795,816
(-) Impairment (18.5)	(122,261)	1,953	-	-	-	(120,308)
(-) Impairment Copel TEL	(5,325)	1,472	-	-	-	(3,853)
(-) Reclassification (a)	-	-	-	-	(61,309)	(61,309)
	572,586	277,248	-	(8,126)	(231,362)	610,346
	10,592,103	366,298	(682,044)	(95,122)	(685,775)	9,495,460
(a) Reclassification to Assets classified as held for sale (Note 41).

18.3	Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to share of interest of Copel GeT in consortiums are show below:

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2021	12.31.2020
HPP Gov. Jayme Canet Júnior (Mauá) - Consórcio
Energético Cruzeiro do Sul	51.0
In service			859,926	859,917
(-) Accumulated depreciation		3.43	(263,792)	(235,454)
In progress			20,527	24,827
			616,661	649,290
HPP Baixo Iguaçu	30.0
In service			692,395	691,833
(-) Accumulated depreciation		3.29	(64,519)	(41,803)
In progress			56,027	50,114
			683,903	700,144
			1,300,564	1,349,434

18.4	Impairment of generation segment assets

Cash-generating units of the generation segment were tested for impairment based on previous evidence of impairment, assumptions representing the best estimates of the Company’s management, the methodology provided for in IAS 36 and measurement of value in use.

The calculation of the value in use was based on discounted operating cash flows over the time of concessions, maintaining the Company’s current commercial conditions. The rate used to discount the cash flows was set and updated considering the WACC (Weighted Average Cost of Capital) methodology and CAPM (Capital Asset Pricing Model) methodology for the generation business, considering usual market parameters.

Internal references such as the budget approved by the Company, historical or past data, updating of the timeframe of work and amount of investments for projects in course support the design of key assumptions by Company Management. In the same framework, external references such as level of consumption of electric power and the availability of water resources support the key information about estimated cash flows. In particular, 2020 and 2021 proved to be atypical years in terms of growth of the economic activity in the country and in the world, due to the Covid-19 pandemic and, consequently, due to measures to contain it, which directly had an impact on trade, industry and services.

A number of assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.

The tests considered the following key assumptions:

·	Growth compatible with historical data and perspective for the Brazilian economy growth;
·	Updating specific after-tax discount rates for the segment tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;
·	Projected revenue in accordance with the agreements in force and future market expectations, without any expectation for renewal of concession/authorization;
·	Expenses broken into cash generating units, projected in view of the budget approved by the Company;
·	Updating of regulatory charges.

The Company considered all its generation projects as independent cash generating units.

The projects with impairment balances recorded at December 31, 2021 are the following:

	Property, Plant and Equipment			Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,489,116	(259,065)	(639,529)	1,590,522
Consórcio Tapajós (a)	14,879	-	(14,879)	-
Power plants in Paraná	1,024,841	(109,524)	(243,483)	671,834
	3,528,836	(368,589)	(897,891)	2,262,356
(a) Project under development

The table below shows the changes in the impairment for the year:

	Balance as of	Impairment / Reversal	Balance as of	Impairment / Reversal	Balance as of
	January 1, 2020		December 31, 2020		December 31, 2021
In service
UHE Colíder	(777,294)	94,101	(683,193)	43,664	(639,529)
Wind power complex Cutia	(54,104)	54,104	-	-	-
UEGA	-	(138,777)	(138,777)	138,777	-
Power plants in Paraná	(129,779)	26,228	(103,551)	32,571	(70,980)
	(961,177)	35,656	(925,521)	215,012	(710,509)
In progress
Consórcio Tapajós	(14,464)	-	(14,464)	(415)	(14,879)
Power plants in Paraná	(107,797)	1,953	(105,844)	(66,659)	(172,503)
	(122,261)	1,953	(120,308)	(67,074)	(187,382)
	(1,083,438)	37,609	(1,045,829)	147,938	(897,891)

18.4.1	UHE Colíder

In December 2021, the calculation of value in use took into account the Company’s assumptions and budgets and the discount rate after taxes of 5.77% p.a. (in 2020, 5.70% p.a.), which derives from the WACC methodology for the electricity generation segment. The revision in the expected sale of uncontracted energy offset the increase in operating costs and regulatory charges, reflecting the partial reversal of the impairment balance recognized in prior periods.

18.4.2	Wind farms

In December 2021, the calculation of value in use of wind power assets took into account the Company’s assumptions and budgets and the discount rate after taxes of 7.65% p.a. (in 2020, 7.08% p.a.) which derives from the WACC methodology for the electric power generation segment, adjusted for the specific taxation condition of the projects. In particular, for the test of the Vilas Wind Complex, acquired at the end of 2021, the after-tax discount rate of 5.46% p.a. was adopted according to the financing contracted before the acquisition. Based on the calculations of the wind farms, it was verified that these assets are recoverable and that, therefore, there is no need to recognize impairment.

18.4.3	UEG Araucária

In December2021, the calculation of the value in use considered the Company’s assumptions and budgets, change of dispatch assumptions, updated of variable cost per unit (CVU) and discount rate after taxes by 7.69% p.a. (in 2020, 7.87% p.a.), which derive from the WACC methodology for the electricity generation segment, plus additional risk associated with revenue variation. By reviewing the assumptions, the impairment recognized in previous periods were fully reversed, mainly in view of the increase in plant’s demand as a result of the unfavorable hydrological conditions associated with the ONS operating policy to guarantee energy supply, including the restoration of the hydroelectric plant’s reservoirs, which makes the UEG Araucária dispatch assumptions take place in a longer period than predicted in previous projections.

18.4.4	Figueira Thermoelectric Plant

In December 2021, the calculation of the value in use considered the Company’s assumptions and budgets, the discount rate after taxes of 5.77% p.a. (in 2020, 5.70% p.a.), which derives from the WACC methodology for the electric power generation segment, the postponement of the start of the operation to April 2022 (in 2020 it was considered July 2021), changes in operating costs and remaining investment, review of the coal contract and review of the CCEE subsidy for the plant. By reviewing the set of assumptions, additional impairment was recognized in the period.

18.4.5	Other plants in Paraná:

In December 2021, the calculation of the value in use of generation assets in the State of Paraná considered the Company’s assumptions and budgets, the discount rate after taxes at 5.77% p.a. (in 2020, 5.70% p.a.), which derives from the WACC methodology for the electric power generation segment, and the review of regulatory charges and operating costs that were offset by the review of the expected sale of uncontracted energy. By reviewing the set of assumptions, part of the impairment recognized in previous periods was reversed.

18.4.6	Cash-generating units that have no impairment

Plants that have no impairment have recoverable amount higher than the carrying amount of property, plant and equipment on December 31, 2021. The following table shows the percentage by which the recoverable amount (“RA”) exceeds the carrying amount (“CA”) of generation assets and also demonstrates the sensitivity analysis, increasing the discount rate by 5% and 10% to assess the risk of impairment of each plant.

Cash-generating units	Discount		RA/CA-1	RA/CA-1	Impairment Risk
	rate	RA/CA-1	(5% Variation)	(10% Variation)
Wind power Assets
São Bento Complex (a)	7.65%	80.49%	75.81%	71.34%	-
Brisa I Complex (b)	7.65%	71.34%	66.64%	62.15%	-
Brisa II Complex (c)	7.65%	63.44%	58.25%	53.33%	-
Bento Miguel Complex (d)	7.65%	22.66%	18.74%	15.03%	-
Cutia Complex (e)	7.65%	16.56%	13.14%	9.89%	-
Jandaíra Complex (f)	7.65%	43.93%	36.66%	29.86%	-
Vilas Complex (g)	5.46%	46.30%	41.61%	37.15%	-
Thermal Assets
UEG Araucária	7.69%	43.69%	41.11%	38.60%	-
Hydric Assets
Foz do Areia	5.77%	56.43%	55.65%	54.88%	-
Segredo	5.77%	117.89%	114.23%	110.66%	-
Caxias	5.77%	101.02%	97.38%	93.84%	-
Guaricana	5.77%	27.39%	26.01%	24.66%	-
Chaminé	5.77%	51.69%	50.02%	48.37%	-
Apucaraninha	5.77%	35.88%	34.46%	33.06%	-
Chopim I	5.77%	0.00%	25.08%	21.87%	-
Mauá	5.77%	92.51%	87.73%	83.13%	-
Marumbi	5.77%	30.74%	27.70%	24.78%	-
Cavernoso	5.77%	269.53%	261.06%	252.82%	-
Cavernoso II	5.77%	18.04%	14.95%	11.99%	-
Bela Vista	7.65%	40.42%	35.24%	30.37%	-
Elejor	6.00%	15.27%	13.16%	11.11%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Contemplates the Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) Contemplates the São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e) Contemplates the Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f) Contemplates the Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g) Contemplates the Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.

18.5	New plants under construction
18.5.1	SHPP Bela Vista

With estimated investment of R$224,673, this small hydroelectric power plant (SHPP), with installed capacity of 29.81 MW and physical guarantee of 18.4 MW average, was built on the Chopim River, in the municipalities of São João and Verê, located in the southwest region of the State of Paraná.

The participation in the A-6 auction held on August 31, 2018 led to sale of 14.7 MW average in regulated contracts at the original price of R$195.70/MWh. The energy sale contracts provide for beginning of energy supply on January 1, 2024, with a 30-year term and annual adjustment by reference to IPCA variation.

The works started in August 2019, with the entry into commercial operation of the first and second and third generation units on June 12, 2021, July 10, 2021 and August 15, 2021 respectively. The entry into commercial operation of the fourth unit is scheduled for the first half of 2022.

18.5.2	Jandaíra Wind Complex

With estimated investment of R$411,610 this wind farm, with installed capacity of 90.1 MW and physical guarantee of 47.6 MW average, is being built in the municipalities of Pedra Preta and Jandaíra, in the Rio Grande do Norte State.

The participation in the new power generation auction A-6, held on October 18, 2019, led to sale of 14.4 MW average in regulated contracts at the original price of R$98.00/MWh. The energy sale contracts provided for beginning of energy supply on January 1, 2025, with a 20-year term and annual adjustment by reference to IPCA variation.

In all, 26 wind turbines will be installed, divided into four wind farms, and a substation and a 16 km transmission line will also be built next to the farms to drain the electricity to be generated for the National Interconnected System - SIN.

With all the necessary licenses in place, civil works began in the first week of January 2021, and the wind farm is expected to start operating between May and July 2022, on a phased basis, by wind turbine.

18.6	Depreciation rates

Depreciation rates (%)	12.31.2021	12.31.2020	12.31.2019
Average generation segment rates (Note 18.8.1)
General equipment	6.25	6.26	6.33
Machinery and equipment	3.68	3.39	3.67
Generations	3.42	3.73	3.38
Reservoirs, dams and ducts	2.56	2.68	2.50
Hydraulic turbines	2.90	2.93	0.29
Gas and steam turbines	-	2.00	2.00
Water cooling and treatment	4.00	4.00	4.00
Gas conditioner	4.00	4.00	4.00
Wind power plant unit	4.98	4.94	5.49
Buildings	3.15	3.15	-
Average rates for central government assets
Buildings	3.33	3.35	3.35
Machinery and office equipment	6.27	6.25	6.25
Furniture and fixtures	6.30	6.25	6.25
Vehicles	14.29	14.29	14.29

In 2021, the Company’s Management reassessed the estimated useful lives of assets in the generation segment, mainly for the effects of the hydrological risk renegotiation - GSF (Note 1 - b). The changes were treated prospectively as of October 2021, including the depreciation quota for this year, together with the amortization of the intangible asset recognized on September 30, 2021, in the amount of R$50,880. Additionally, they will include, on average, the amounts of R$203,517 in 2022, R$205,180 in 2023, R$210,098 in 2024, and R$82,725 from 2025 to 2033.

18.6.1	Assets with depreciation rates limited to the concession term

The assets of the original project of the Mauá, Colíder, Baixo Iguaçu, Cavernoso II and SHPP Bela Vista plants, of Copel GeT, and of the Santa Clara and Fundão plants, of Elejor, are considered by the Granting Authority, without full guarantee of indemnification for their residual value at the end of the concession term. This interpretation is based on the Concessions Law No. 8,987/1995 and Decree No. 2,003/1996, which regulate the generation of electricity by independent generators. Accordingly, from the entry into operation of these assets, including land, depreciation is recognized at the highest rate among that determined by the useful lives of the assets or the rate calculated based on the concession period.

As provided for in the concession contracts, subsequent investments not foreseen in the original project, as long as approved by the Granting Authority and not yet amortized, will be indemnified at the end of the concession period and depreciated at the rates established by the useful lives of the assets, as from the date of their entry in operation.